Bank loans	12 Months Ended
Dec. 31, 2021
Bank Loans
Bank loans

Note 11 – Bank loans

Outstanding balances on bank loans consisted of the following:

Bank Name	Maturities	Interest rate	Collateral/Guarantee	December 31, 2021	December 31, 2020

Bank of Beijing	May, June, and July 2019 (1) and April 2020 (2) and March and April 2021 (3) and February and March 2022 (4)	4.8% - 5.0%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*	$3,138,436	$3,065,134
Shanghai Pudong Development Bank	February 2022 (5)	4.4%	N/A	470,765	—
BOC Fullerton Bank	February 2024 (6)	8.5%	***	234,676	—
China Merchants Bank	March 2022 (7)	3.4%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd**	784,609	—
Total				4,628,486	3,065,134
			Noncurrent	(131,603)	—
			Current	$4,496,883	$3,065,134

*	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.

**	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.

***	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.

The Company incurred approximately $83,000 and $72,000 of guarantee fees during the years ended December 31, 2021 and 2020.

(1) In May 2018, Infobird Beijing entered into a two-year line of credit agreement with Bank of Beijing pursuant to which Infobird Beijing may borrow up to approximately $2.9 million (RMB 20,000,000) for operation purposes. The line of credit entitles Infobird Beijing to enter into separate loan contracts under the line of credit. From May 2018 to July 2018, Infobird Beijing signed loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $3.1 million (RMB 20,000,000) for operation purposes. The loans bore an interest rate of 5.7% with the maturity dates in May, June, and July 2019.   The Company fully repaid the loans in March 2019.

(2) In April 2019, Infobird Beijing renewed two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $2.9 million (RMB 20,000,000) for operation purposes. The loans bore an interest rate of 5.2% with the maturity date in April 2020 and were renewed as stated below.

(3) In March 2020, Infobird Beijing renewed the line of credit for a two-year period. In March and April 2020, Infobird Beijing renewed the two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $3.1 million (RMB 20,000,000) for operation purposes. The loans bear interest rates ranging from 4.8% to 5.0% with the maturity dates in March and April 2021 and were renewed as stated below.

(4) In February and March 2021, Infobird Beijing renewed the two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $3.1 million (RMB 20,000,000) for operation purposes. The loans bear interest rate of 4.8% with the maturity dates in February and March 2022. The loans were repaid in March 2022. On March 3, 2022, the Company renewed the line of credit for two years and obtained a $3.1 million (RMB 20, 000,000) loan with one year term and interest rate of 5.0% due in March 2023.

(5) In February 2021, the Company entered into a loan agreement with Shanghai Pudong Development Bank in the amount of RMB 3,000,000 (approximately $0.5 million) due in February 2022. The loan was repaid in February 2022 and was not renewed.

(6) In February 2021, the Company obtained a line of credit from BOC Fullerton Bank in the amount of RMB 2,000,000 (approximately $0.3 million) which expires in February 2026. The Company entered into a loan agreement in the same amount which is due in February 2024 with monthly repayment amount of approximately $9,700. The Company borrowed $0.3 million and repaid approximately $0.1 million for the year ended December 31, 2021.

(7) In March 2021, the Company obtained a line of credit from China Merchants Bank in the amount of RMB 5,000,000 (approximately $0.8 million) to be due in March 2023. Under the line of credit, the Company is able to issue bankers acceptance notes, which can be endorsed and assigned to vendors as payments for purchases. The Company paid interest at stated rate under the line of credit and transferred the bankers acceptance notes to its subsidiaries Infobird Guiyang and Infobird Anhui where the subsidiaries exchanged the notes for cash. The Company repaid the line of credit in March 2022 and is currently in the process of applying for a cash loan under the line of credit.

Interest expense pertaining to the above bank loans for the years ended December 31, 2021, 2020 and 2019 amounted to $234,628, $141,880 and $162,566 respectively.